Offerings	Aug. 12, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value 0.0001$ per stock
Proposed Maximum Offering Price per Unit	0.5323
Maximum Aggregate Offering Price	$ 2,859,734.26
Fee Rate	0.01531%
Amount of Registration Fee	$ 437.83
Offering Note	The registration fee for the securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, whereas the closing price of ScanTech AI's common stock on August 11, 2025, was as reported by the Nasdaq Global Market. In accordance with Rule 416(a), the Registrant is also registering an indeterminate number of additional ordinary shares that shall be issuable pursuant to Rule 416 to prevent dilution resulting from share splits, share dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value 0.0001$ per stock
Amount Registered | shares	5,372,177
Proposed Maximum Offering Price per Unit	1.40
Maximum Aggregate Offering Price	$ 7,521,047.80
Amount of Registration Fee	$ 1,151.47
Offering Note	See Offering Note 1.